                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-08464
                                                      ---------

                              High Income Portfolio
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                   Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                     (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   October 31
                                   ----------
                             Date of Fiscal Year End

                                October 31, 2003
                                ----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO SHAREHOLDERS

HIGH INCOME PORTFOLIO as of October 31, 2003
PORTFOLIO OF INVESTMENTS

SENIOR, FLOATING RATE INTERESTS(1)(2) -- 1.6%

                                                               PRINCIPAL
SECURITY                                                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 0.3%

Century Cable Holdings, LLC, Term Loan,
Maturing 12/31/09                                              $     2,500,000   $     2,263,282
Century Cable Holdings, Term Loan B,
Maturing 6/30/09                                                       850,000           787,525
Olympus Cable Holdings, LLC, Term Loan A,
Maturing 6/30/10                                                     1,000,000           916,500
------------------------------------------------------------------------------------------------
                                                                                 $     3,967,307
------------------------------------------------------------------------------------------------

CHEMICALS -- 0.2%

Huntsman Co., LLC, Term A, Maturing 3/31/07                    $     1,663,648   $     1,467,476
Huntsman Co., LLC, Term B, Maturing 3/31/07                          1,190,432         1,050,060
------------------------------------------------------------------------------------------------
                                                                                 $     2,517,536
------------------------------------------------------------------------------------------------

FOODS -- 0.3%

New World Pasta, Term Loan B, Maturing 1/28/06                 $     4,288,773   $     3,666,901
------------------------------------------------------------------------------------------------
                                                                                 $     3,666,901
------------------------------------------------------------------------------------------------

UTILITIES -- 0.1%

Mirant Corp., Revolving Term Loan,
Maturing 7/16/06(3)                                            $     2,100,000   $     1,120,875
------------------------------------------------------------------------------------------------
                                                                                 $     1,120,875
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.7%

IPCS Wireless, Revolving Loan,
Maturing 6/30/08(3)(4)                                         $     6,736,418   $     4,964,740
IPCS Wireless, Term Loan B,
Maturing 6/30/08(3)(4)                                               3,620,825         2,668,548
------------------------------------------------------------------------------------------------
                                                                                 $     7,633,288
------------------------------------------------------------------------------------------------

TOTAL SENIOR, FLOATING RATE INTERESTS
   (IDENTIFIED COST $20,904,424)                                                 $    18,905,907
------------------------------------------------------------------------------------------------

CORPORATE BONDS & NOTES -- 91.9%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE -- 0.9%

BE Aerospace, Inc., Sr. Notes, 8.50%, 10/1/10(5)               $         1,105   $     1,143,675
Dunlop Stand Aero Holdings, Sr. Notes,
11.875%, 5/15/09                                                         8,410         9,166,900
------------------------------------------------------------------------------------------------
                                                                                 $    10,310,575
------------------------------------------------------------------------------------------------

AIRLINES -- 3.2%

American Airlines, 7.80%, 10/1/06                              $         6,963   $     5,719,762
American Airlines, 7.858%, 10/1/11                                         260           264,629
American Airlines, 8.608%, 4/1/11                                          570           499,440
AMR Corp., Debs., 9.00%, 8/1/12                                          5,030         4,187,475
Continental Airlines, 7.033%, 6/15/11                                    4,917         4,152,841
Continental Airlines, 7.08%, 11/1/04                                       547           522,945
Continental Airlines, 7.434%, 9/15/04                                    2,740         2,619,194
Continental Airlines, 8.00%, 12/15/05                                    6,565         6,400,875
Delta Air Lines, 6.65%, 3/15/04                                            900           902,250
Delta Air Lines, 7.70%, 12/15/05                                         2,215         2,087,637
Delta Air Lines, 7.779%, 11/18/05                                        3,980         3,638,417
Delta Air Lines, 7.779%, 1/2/12                                            770           659,319
Delta Air Lines, 8.30%, 12/15/29                                         1,005           670,837
Northwest Airlines, Inc., 8.875%, 6/1/06                                 3,285         2,931,862
Northwest Airlines, Inc., Sr. Notes, 9.875%, 3/15/07                     2,710         2,432,225
------------------------------------------------------------------------------------------------
                                                                                 $    37,689,708
------------------------------------------------------------------------------------------------

APPAREL -- 1.4%

GFSI, Inc., Sr. Sub. Notes, Series B,
9.625%, 3/1/07                                                 $           970   $       887,550
J Crew Operating Corp., Sr. Sub. Notes,
10.375%, 10/15/07                                                        2,160         2,235,600
Perry Ellis International, Inc., Sr. Sub. Notes,
8.875%, 9/15/13(5)                                                       1,965         2,048,512
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13(5)                        3,615         3,831,900
Tropical Sportswear International, 11.00%, 6/15/08                       1,285         1,220,750
William Carter, Series B, 10.875%, 8/15/11                               5,778         6,572,475
------------------------------------------------------------------------------------------------
                                                                                 $    16,796,787
------------------------------------------------------------------------------------------------

AUTO AND PARTS -- 3.2%

CSK Auto, Inc., 12.00%, 6/15/06                                $         6,330   $     7,152,900
Dana Corp., 10.125%, 3/15/10                                             7,770         8,818,950

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
AUTO AND PARTS (CONTINUED)

Keystone Automotive, Sr. Sub. Notes,
9.75%, 11/1/13(5)                                              $         1,110   $     1,176,600
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(5)                           2,835         2,778,300
R.J. Tower Corp., Sr. Notes, 12.00%, 6/1/13(5)                           3,400         3,145,000
Rexnord Corp., 10.125%, 12/15/12                                         1,665         1,856,475
Tenneco Automotive, Inc., Global Shares, Series B,
10.25%, 7/15/13                                                          1,325         1,470,750
Tenneco Automotive, Inc., Series B,
11.625%, 10/15/09                                                        5,090         5,306,325
TRW Automotive, Inc., Sr. Sub. Notes,
11.00%, 2/15/13(5)                                                       3,295         3,904,575
United Components, Inc., Sr. Sub. Notes,
9.375%, 6/15/13(5)                                                       1,670         1,720,100
------------------------------------------------------------------------------------------------
                                                                                 $    37,329,975
------------------------------------------------------------------------------------------------

BROADCASTING AND CABLE -- 8.7%

Adelphia Communications, Sr. Notes, Series B,
9.25%, 10/1/02(3)                                              $         6,175   $     4,970,875
Avalon Cable Holdings, LLC, Sr. Disc. Notes,
11.875%, (0% until 2003), 12/1/08                                          925           959,687
Charter Communication Holdings,
5.75%, 10/15/05                                                          1,995         1,805,475
Charter Communication Holdings, Sr. Disc. Notes,
9.92%, (0% until 2004), 4/1/11                                           1,595         1,212,200
Charter Communication Holdings, Sr. Disc. Notes,
12.125%, (0% until 2007), 1/15/12                                          520           284,700
Charter Communication Holdings, Sr. Disc. Notes,
13.50%, (0% until 2007), 1/15/11                                         8,645         5,878,600
Charter Communication Holdings, Sr. Notes,
8.625%, 4/1/09                                                           6,875         5,551,562
Charter Communication Holdings, Sr. Notes,
10.00%, 4/1/09                                                           5,880         4,909,800
Charter Communication Holdings, Sr. Notes,
10.00%, 5/15/11                                                          4,705         3,869,862
Charter Communication Holdings, Sr. Notes,
10.75%, 10/1/09                                                          1,965         1,670,250
CSC Holdings, Inc., Sr. Notes,
7.875%, 12/15/07                                                            15            15,412
CSC Holdings, Inc., Sr. Sub. Notes,
9.875%, 2/15/13                                                          2,495         2,625,987
CSC Holdings, Inc., Sr. Sub. Notes,
10.50%, 5/15/16                                                          5,540         6,121,700
Dex Media West LLC, Sr. Sub. Notes,
9.875%, 8/15/13(5)                                                       6,470         7,391,975
Echostar DBS Corp., Sr. Notes, 9.125%, 1/15/09                 $            42   $        47,460
Granite Broadcasting Corp., Sr. Sub. Notes,
9.375%, 12/1/05                                                            470           460,600
Granite Broadcasting Corp., Sr. Sub. Notes,
10.375%, 5/15/05                                                         5,375         5,294,375
Insight Communications, Sr. Disc. Notes,
12.25%, (0% until 2006) 2/15/11                                          8,990         6,337,950
LBI Media, Inc., Sr. Disc. Notes,
11.00%, (0% until 2008), 10/15/13(5)                                     2,760         1,725,000
Muzak Holdings LLC, 9.875%, 3/15/09                                      1,625         1,588,437
Muzak Holdings LLC, Sr. Disc. Notes,
13.00%, (0% until 2004), 3/15/10                                         5,853         4,887,255
Muzak LLC/Muzak Finance, Sr. Notes,
10.00%, 2/15/09                                                          3,700         3,912,750
Nexstar Finance Holdings LLC, Inc.,
12.00%, 4/1/08                                                             520           583,700
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes,
11.375%, (0% until 2008), 4/1/13                                         4,810         3,451,175
Nextmedia Operating, Inc., 10.75%, 7/1/11                                1,650         1,872,750
Paxson Communications Corp., 10.75%, 7/15/08                             3,935         4,259,637
Paxson Communications Corp.,
12.25%, (0% until 2006), 1/15/09                                         2,955         2,496,975
Pegasus Communications Corp., Sr. Notes,
9.625%, 10/15/05                                                           375           314,062
Pegasus Communications Corp., Sr. Notes,
11.25%, 1/15/10(5)                                                       7,890         6,548,700
Pegasus Communications Corp., Sr. Notes,
12.50%, 8/1/07                                                           2,550         2,154,750
Pegasus Satellite, 12.375%, 8/1/06                                       5,600         4,788,000
Pegasus Satellite Communications, Sr. Notes,
9.75%, 12/1/06                                                             245           204,575
Telewest Communication PLC, Sr. Debs.,
11.00%, 10/1/07(3)                                                         910           498,225
Telewest Communication PLC, Sr. Disc. Notes,
9.25%, (0% until 2004), 4/15/09                                          5,715         2,543,175
------------------------------------------------------------------------------------------------
                                                                                 $   101,237,636
------------------------------------------------------------------------------------------------

BUILDING AND CONSTRUCTION - MISCELLANEOUS -- 0.1%

Dayton Superior Corp., Sr. Notes,
10.75%, 9/15/08(5)                                             $         1,240   $     1,298,900
------------------------------------------------------------------------------------------------
                                                                                 $     1,298,900
------------------------------------------------------------------------------------------------

BUILDING MATERIALS -- 1.1%

Associated Materials, Inc., 9.75%, 4/15/12                     $         2,040   $     2,215,950

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
BUILDING MATERIALS (CONTINUED)

Koppers, Inc., Sr. Notes, 9.875%, 10/15/13(5)                  $            60   $        63,600
Louisiana Pacific Corp., Sr. Sub. Notes,
10.875%, 11/15/08                                                        3,895         4,596,100
Owens Corning, 7.50%, 8/1/18(3)                                          2,890         1,257,150
Owens Corning, 7.70%, 5/1/08(3)                                          2,700         1,174,500
Resolution Performance, Sr. Notes, 9.50%, 4/15/10                        3,225         3,418,500
------------------------------------------------------------------------------------------------
                                                                                 $    12,725,800
------------------------------------------------------------------------------------------------

BUSINESS SERVICES - MISCELLANEOUS -- 2.9%

Advanstar Communications, 10.75%, 8/15/10(5)                   $         4,720   $     5,038,600
Advanstar Communications, 10.75%, 8/15/10(5)                             1,400         1,494,500
Coinmach Corp., Sr. Notes, 9.00%, 2/1/10                                   575           629,625
Mobile Mini, Inc., Sr. Notes, 9.50%, 7/1/13(5)                           1,575         1,732,500
Norcross Safety Products, Sr. Sub. Notes,
9.875%, 8/15/11(5)                                                       5,065         5,495,525
R.H. Donnelley Finance Corp., Sr. Sub. Notes,
10.875%, 12/15/12(5)                                                     4,780         5,724,050
R.H. Donnelley Finance Corp., Sr. Sub. Notes,
10.875%, 12/15/12                                                        1,220         1,460,950
Synagro Technologies, Inc., Sr. Sub. Notes,
9.50%, 4/1/09                                                            1,360         1,509,600
United Rentals, Inc., Series B, 10.75%, 4/15/08                            210           236,775
Universal City Development, Sr. Notes,
11.75%, 4/1/10(5)                                                        8,005         9,295,806
Williams Scotsman, Inc., Sr. Notes,
10.00%, 8/15/08(5)                                                       1,425         1,574,625
------------------------------------------------------------------------------------------------
                                                                                 $    34,192,556
------------------------------------------------------------------------------------------------

CHEMICALS -- 5.3%

Avecia Group PLC, 11.00%, 7/1/09                               $         5,805   $     5,427,675
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11(5)                         3,900         4,095,000
Hercules, Inc., 11.125%, 11/15/07                                        5,300         6,174,500
HMP Equity Holdings Corp., Sr. Disc. Notes,
0.00%, 5/15/08(5)                                                        3,430         1,732,150
Huntsman Adventure Materials, Sr. Notes,
11.00%, 7/15/10(5)                                                       3,090         3,325,612
Huntsman Co., LLC, 11.625%, 10/15/10(5)                                  1,885         1,819,025
Huntsman Co., LLC, Sr. Notes, 9.875%, 3/1/09(5)                          1,960         2,077,600
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13(5)                          6,000         6,225,000
Lyondell Chemical Co., 9.50%, 12/15/08                                   1,040         1,045,200
Lyondell Chemical Co., 9.50%, 12/15/08                                   2,665         2,678,325
Lyondell Chemical Co., 11.125%, 7/15/12                                  4,045         4,267,475
Methanex Corp., Sr. Notes, 8.75%, 8/15/12                                2,815         3,082,425
Nalco Company, Sr. Notes, 7.75%, 11/15/11(5)                   $         3,475   $     3,631,375
Nalco Company, Sr. Sub. Notes,
8.875%, 11/15/13(5)                                                      3,475         3,631,375
Noveon, Inc., 11.00%, 2/28/11                                              680           785,400
OM Group, Inc., 9.25%, 12/15/11                                          8,515         8,642,725
Rockwood Specialties Corp., Sr. Sub. Notes,
10.625%, 5/15/11(5)                                                      1,855         2,003,400
Texas Petrochemical Corp., Sr. Sub. Notes,
11.125%, 7/1/06(3)                                                       3,010           857,850
------------------------------------------------------------------------------------------------
                                                                                 $    61,502,112
------------------------------------------------------------------------------------------------

CONSUMER PRODUCTS -- 1.7%

Amscan Holdings, Inc., Sr. Sub. Notes,
9.875%, 12/15/07                                               $         3,945   $     4,063,350
Fedders North America, 9.375%, 8/15/07                                   4,605         4,466,850
Hockey Co., 11.25%, 4/15/09                                              5,250         5,958,750
Interline Brands, Inc., Sr. Sub. Notes,
11.50%, 5/15/11(5)                                                       2,695         2,924,075
Norcraft Companies, Sr. Sub. Notes,
9.00%, 11/1/11(5)                                                          835           880,925
Rayovac Corp., Sr. Sub. Notes, 8.50%, 10/1/13(5)                         1,660         1,734,700
------------------------------------------------------------------------------------------------
                                                                                 $    20,028,650
------------------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 1.2%

Crown Euro Holdings SA, 9.50%, 3/1/11                          $         1,625   $     1,811,875
Crown Euro Holdings SA, 10.875%, 3/1/13                                  5,755         6,589,475
Graham Packaging Co., 8.75%, 1/15/08                                       830           861,125
Pliant Corp., 11.125%, 9/1/09                                            2,500         2,687,500
U.S. Can Corp., Sr. Notes, 10.875%, 7/15/10(5)                           1,835         1,903,812
------------------------------------------------------------------------------------------------
                                                                                 $    13,853,787
------------------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT -- 0.4%

Danka Business Systems, Sr. Notes,
11.00%, 6/15/10(5)                                             $         3,125   $     2,890,625
Hexcel Corp., 9.875%, 10/1/08                                            1,090         1,215,350
Hexcel Corp., Sr. Sub. Notes, 9.75%, 1/15/09                               780           817,050
------------------------------------------------------------------------------------------------
                                                                                 $     4,923,025
------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.4%

Digitalnet, Inc., Sr. Notes, 9.00%, 7/15/10(5)                 $         2,302   $     2,520,690
Wesco Distribution, Inc., 9.125%, 6/1/08                                 1,605         1,629,075
------------------------------------------------------------------------------------------------
                                                                                 $     4,149,765
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
ENERGY SERVICES -- 1.6%

Hornbeck Leevac Marine Service, Sr. Notes,
10.625%, 8/1/08                                                $         2,173   $     2,412,030
Port Arthur Finance Corp., 12.50%, 1/15/09                              10,554        12,454,015
Trico Marine Services, 8.875%, 5/15/12                                   4,790         3,305,100
------------------------------------------------------------------------------------------------
                                                                                 $    18,171,145
------------------------------------------------------------------------------------------------

ENTERTAINMENT -- 2.8%

AMF Bowling Worldwide, Sr. Sub. Notes,
13.00%, 9/1/08                                                 $         3,815   $     4,296,644
Carmike Cinemas, 10.375%, 2/1/09                                         2,188         2,308,340
Gaylord Entertainment Co., Sr. Notes,
8.00%, 11/15/13(5)                                                       1,390         1,436,912
Hollywood Entertainment, 9.625%, 3/15/11                                 6,195         6,737,062
Intrawest Corp., Sr. Notes, 7.50%, 10/15/13(5)                           2,170         2,186,275
Premier Parks, Inc., Sr. Notes, 9.75%, 6/15/07                           2,545         2,595,900
Royal Caribbean Cruises, Sr. Debs., 7.25%, 3/15/18                       1,570         1,515,050
Royal Caribbean Cruises, Sr. Notes, 8.00%, 5/15/10                         135           145,800
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11                        6,340         7,100,800
Six Flags, Inc., Sr. Notes, 8.875%, 2/1/10                               3,743         3,574,565
Six Flags, Inc., Sr. Notes, 9.50%, 2/1/09                                  455           448,175
------------------------------------------------------------------------------------------------
                                                                                 $    32,345,523
------------------------------------------------------------------------------------------------

FOODS -- 3.4%

American Seafood Group LLC, 10.125%, 4/15/10                   $         5,665   $     6,826,325
Burns Philip Capital, Sr. Sub Notes,
10.75%, 2/15/11(5)                                                       2,965         3,142,900
Doane Pet Care Co., 10.75%, 3/1/10                                       1,800         1,854,000
Luigino's, Inc., Sr. Sub. Notes, 10.00%, 2/1/06                          3,505         3,627,675
Merisant Co., Sr. Notes, 9.50%, 7/15/13(5)                               3,130         3,396,050
Michael Foods, 11.75%, 4/1/11                                            6,125         7,771,094
New World Pasta Company, 9.25%, 2/15/09                                  6,317         1,737,175
Premier International Foods, Sr. Notes,
12.00%, 9/1/09                                                           7,167         7,937,452
Reddy Ice Group, Inc., Sr. Sub. Notes,
8.875%, 8/1/11(5)                                                        1,945         2,042,250
Seminis Vegetable Seeds, Sr. Sub. Notes,
10.25%, 10/1/13(5)                                                       1,685         1,811,375
------------------------------------------------------------------------------------------------
                                                                                 $    40,146,296
------------------------------------------------------------------------------------------------

GAMING -- 1.7%

Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(5)                  $         7,220   $     8,853,525
Inn of the Mountain Gods, Sr. Notes,
12.00%, 11/15/10(5)                                                      4,180         4,389,000
Penn National Gaming, Inc., 11.125%, 3/1/08                    $         5,470   $     6,208,450
------------------------------------------------------------------------------------------------
                                                                                 $    19,450,975
------------------------------------------------------------------------------------------------

HEALTH AND PERSONAL CARE -- 0.5%

Bally Total Fitness Holdings., Sr. Notes,
10.50%, 7/15/11(5)                                             $         5,235   $     5,444,400
------------------------------------------------------------------------------------------------
                                                                                 $     5,444,400
------------------------------------------------------------------------------------------------

HEALTH SERVICES -- 3.5%

Alliance Imaging, Sr. Sub. Notes, 10.375%, 4/15/11             $           630   $       669,375
Ardent Health Services, Sr. Sub. Notes,
10.00%, 8/15/13(5)                                                       4,345         4,670,875
Magellan Health Services, Sr. Notes,
9.375%, 11/15/07(3)(5)                                                   3,870         4,237,650
National Nephrology Association, Sr. Sub. Notes,
9.00%, 11/1/11(5)                                                        1,420         1,473,250
Pacificare Health System, 10.75%, 6/1/09                                 4,810         5,555,550
Quintiles Transnational, Sr. Sub. Notes,
10.00%, 10/1/13(5)                                                       8,415         8,919,900
Rotech Healthcare, Inc., 9.50%, 4/1/12                                   4,095         4,443,075
Vanguard Health Systems, 9.75%, 8/1/11                                   9,740        10,470,500
------------------------------------------------------------------------------------------------
                                                                                 $    40,440,175
------------------------------------------------------------------------------------------------

LODGING -- 0.6%

Felcor Lodging, 10.00%, 9/15/08                                $         2,875   $     3,105,000
Host Marriott L.P., 9.25%, 10/1/07                                         475           526,656
Host Marriott L.P., Series I, 9.50%, 1/15/07                               630           700,875
Wynn Resorts, 6.00%, 7/15/15(5)                                          1,935         2,249,437
------------------------------------------------------------------------------------------------
                                                                                 $     6,581,968
------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 3.9%

Ameristar Casinos, Inc., 10.75%, 2/15/09                       $         1,885   $     2,181,887
Hollywood Casino Shreveport, First Mortgage Bonds,
13.00%, 8/1/06(3)                                                        3,445         2,553,606
Majestic Star LLC, Sr. Notes, 9.50%, 10/15/10(5)                         6,580         6,843,200
Mandalay Resort Group, Sr. Sub. Notes,
10.25%, 8/1/07                                                             855           989,662
MGM Grand, Inc., 9.75%, 6/1/07                                           1,480         1,685,350
MTR Gaming Group, Series B, 9.75%, 4/1/10                                2,555         2,701,912
Sun International Hotels, Sr. Sub. Notes,
8.875%, 8/15/11                                                          5,600         6,139,000
Venetian Casino/Las Vegas Sands, 11.00%, 6/15/10                         9,140        10,590,975

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
LODGING AND GAMING (CONTINUED)

Waterford Gaming LLC, Sr. Notes,
8.625%, 9/15/12(5)                                             $        11,748   $    12,350,085
------------------------------------------------------------------------------------------------
                                                                                 $    46,035,677
------------------------------------------------------------------------------------------------

MACHINERY -- 1.9%

Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(5)            $         3,720   $     4,147,800
Flowserve Corp., 12.25%, 8/15/10                                         4,065         4,735,725
Manitowoc Co., Inc. (The), 10.50%, 8/1/12                                  905         1,031,700
Terex Corp., 9.25%, 7/15/11                                              2,620         2,901,650
Terex Corp., 10.375%, 4/1/11                                             7,925         8,975,063
------------------------------------------------------------------------------------------------
                                                                                 $    21,791,938
------------------------------------------------------------------------------------------------

MANUFACTURING -- 3.1%

Amsted Industries, Inc., Sr. Notes,
10.25%, 10/15/11(5)                                            $         7,765   $     8,599,738
Avondale Mills Inc., Sr. Sub. Notes,
10.25%, 7/1/13(5)                                                        2,440         1,866,600
Dresser, Inc., 9.375%, 4/15/11                                           4,350         4,491,375
Foamex L.P./Capital Corp., 10.75%, 4/1/09                                3,280         2,902,800
Jacuzzi Brands, Inc., Sr. Notes, 9.625%, 7/1/10(5)                       1,250         1,331,250
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11(5)                    5,260         5,687,375
Roller Bearing Holdings Co., Sr. Disc. Notes,
13.00%, 6/15/09(5)                                                      11,485        10,738,475
Tekni-Plex, Inc., Series B, 12.75%, 6/15/10                                275           283,250
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(3)                       3,811           247,715
------------------------------------------------------------------------------------------------
                                                                                 $    36,148,578
------------------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.6%

Medquest, Inc., 11.875%, 8/15/12                               $         6,185   $     6,772,575
------------------------------------------------------------------------------------------------
                                                                                 $     6,772,575
------------------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 0.4%

United States Steel LLC, Sr. Notes, 9.75%, 5/15/10             $         2,535   $     2,687,100
United States Steel LLC, Sr. Notes, 10.75%, 8/1/08                       1,630         1,797,075
------------------------------------------------------------------------------------------------
                                                                                 $     4,484,175
------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.5%

Lucent Technologies, Inc., Debs., 6.45%, 3/15/29               $         4,220   $     3,281,050
Lucent Technologies, Inc., Debs., 6.50%, 1/15/28                         3,870         3,018,600
------------------------------------------------------------------------------------------------
                                                                                 $     6,299,650
------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 5.8%

ANR Pipeline Co., 8.875%, 3/15/10                              $         1,600   $     1,752,000
Clark R&M, Inc., Sr. Notes, 8.375%, 11/15/07                               450           459,000
Clark R&M, Inc., Sr. Sub. Notes, 8.875%, 11/15/07                          885           907,125
DI Industries, Inc., (Grey Wolf, Inc.), Sr. Notes,
8.875%, 7/1/07                                                             168           173,460
Dynegy Holdings, Inc., Sr. Notes, 6.875%, 4/1/11                         9,780         8,557,500
Dynegy Holdings, Inc., Sr. Notes, 8.75%, 2/15/12                         2,475         2,363,625
Dynegy Holdings, Inc., Sr. Notes,
10.125%, 7/15/13(5)                                                     11,465        12,496,850
Gulfterra Energy Partner, 10.625%, 12/1/12                               1,455         1,720,538
NGC Corp., Sr. Debs., 7.625%, 10/15/26                                     775           620,000
Northwest Pipeline Corp., 8.125%, 3/1/10                                   825           913,688
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13                         5,035         5,739,900
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08                             4,602         3,474,510
SESI, LLC, 8.875%, 5/15/11                                              11,063        11,948,040
Southern Natural Gas, 8.875%, 3/15/10                                    1,200         1,314,000
Transmontaigne, Inc., Sr. Sub. Notes,
9.125%, 6/1/10(5)                                                        4,325         4,714,250
Williams Cos., Inc., Sr. Notes, 8.625%, 6/1/10                           9,960        10,956,000
------------------------------------------------------------------------------------------------
                                                                                 $    68,110,486
------------------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 1.1%

Abraxas Petroleum Corp., (PIK), 11.50%, 5/1/07                 $         6,584   $     3,884,356
Comstock Resources, Inc., 11.25%, 5/1/07                                   365           397,850
Continental Resources, 10.25%, 8/1/08                                    5,940         5,865,750
Grey Wolf, Inc., Series C, 8.875%, 7/1/07                                  217           224,053
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13(5)                         975         1,006,688
Petrobras International Finance, Sr. Notes,
9.125%, 7/2/13                                                           1,925         2,011,625
------------------------------------------------------------------------------------------------
                                                                                 $    13,390,322
------------------------------------------------------------------------------------------------

OIL AND GAS - REFINING -- 0.1%

Western Gas Resources, 10.00%, 6/15/09                         $           935   $     1,002,788
------------------------------------------------------------------------------------------------
                                                                                 $     1,002,788
------------------------------------------------------------------------------------------------

PAPER AND FOREST PRODUCTS -- 1.8%

Boise Cascade Co., Sr. Notes, 7.00%, 11/1/13                   $         2,785   $     2,857,627
Georgia-Pacific Corp., 9.375%, 2/1/13                                    2,445         2,823,975
Georgia-Pacific Corp., 9.50%, 12/1/11                                    4,530         5,277,450
Georgia-Pacific Corp., 9.50%, 5/15/22                                    2,055         2,126,925
Longview Fibre Co., Sr. Sub. Notes, 10.00%, 1/15/09                      2,495         2,831,825

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
PAPER AND FOREST PRODUCTS (CONTINUED)

MDP Acquisitions/JSG Funding PLC, Sr. Notes,
9.625%, 10/1/12                                                $         4,325   $     4,822,375
------------------------------------------------------------------------------------------------
                                                                                 $    20,740,177
------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 1.1%

Merrill Corp., Series A, (PIK), 12.00%, 5/1/09(4)              $         1,344   $     1,195,843
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09(4)                        7,427         5,907,303
Xerox Capital Trust, 8.00%, 2/1/27                                       6,265         5,701,150
Xerox Corp., Sr. Notes, 7.125%, 6/15/10                                     55            56,375
------------------------------------------------------------------------------------------------
                                                                                 $    12,860,671
------------------------------------------------------------------------------------------------

PRINTING OR PUBLISHING - DIVERSIFICATION -- 1.0%

Hollinger Participation, Sr. Notes, (PIK),
12.125%, 11/15/10(5)                                           $         9,760   $    11,370,828
------------------------------------------------------------------------------------------------
                                                                                 $    11,370,828
------------------------------------------------------------------------------------------------

PUBLISHING -- 1.5%

American Media Operations, Inc., Series B,
10.25%, 5/1/09                                                 $         3,549   $     3,824,048
Canwest Media, Inc., Sr. Sub. Notes,
10.625%, 5/15/11                                                         5,310         6,106,500
CBD Media/CBD Finance, Sr. Sub. Notes,
8.625%, 6/1/11(5)                                                        2,040         2,198,100
Liberty Group Operating, 9.375%, 2/1/08                                  5,010         4,984,950
------------------------------------------------------------------------------------------------
                                                                                 $    17,113,598
------------------------------------------------------------------------------------------------

REITS -- 0.2%

CBRE Escrow, Inc., Sr. Notes, 9.75%, 5/15/10(5)                $         1,920   $     2,083,200
------------------------------------------------------------------------------------------------
                                                                                 $     2,083,200
------------------------------------------------------------------------------------------------

RETAIL -- 0.6%

PCA LLC/PCA Finance Corp., Sr. Notes,
11.875%, 8/1/09                                                $         5,971   $     6,538,245
------------------------------------------------------------------------------------------------
                                                                                 $     6,538,245
------------------------------------------------------------------------------------------------

RETAIL - APPAREL -- 0.8%

Mothers Work, Inc., 11.25%, 8/1/10                             $         5,720   $     6,363,500
Payless Shoesource, Inc., Sr. Sub. Notes,
8.25%, 8/1/13(5)                                                         3,055         2,993,900
------------------------------------------------------------------------------------------------
                                                                                 $     9,357,400
------------------------------------------------------------------------------------------------

RETAIL - GENERAL -- 0.5%

Jafra Cosmetics International, 10.75%, 5/15/11                 $         1,935   $     2,138,175
Shopko Stores, Inc., Sr. Notes, 9.25%, 3/15/22                           2,445         2,310,525
Tuesday Morning Corp., Sr. Sub. Notes,
11.00%, 12/15/07                                                         1,719         1,792,831
------------------------------------------------------------------------------------------------
                                                                                 $     6,241,531
------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 2.4%

AMI Semiconductor, Inc., 10.75%, 2/1/13                        $         2,884   $     3,359,860
Amkor Technologies, Inc., 5.00%, 3/15/07                                   400           395,500
Amkor Technologies, Inc., 5.75%, 6/1/06                                    400           403,000
Amkor Technologies, Inc., Sr. Notes,
9.25%, 2/15/08                                                             200           225,000
Amkor Technologies, Inc., Sr. Sub. Notes,
10.50%, 5/1/09                                                           3,185         3,439,800
Chippac International Ltd., 12.75%, 8/1/09                               5,545         6,127,225
ON Semiconductor Corp., 13.00%, 5/15/08                                  9,500        11,067,500
SCG Holding & Semiconductor Corp., 12.00%, 8/1/09                        2,785         2,979,950
------------------------------------------------------------------------------------------------
                                                                                 $    27,997,835
------------------------------------------------------------------------------------------------

SERVICES -- 0.1%

Coyne International Enterprises, Sr. Sub. Notes,
11.25%, 6/1/08                                                 $         2,250   $     1,586,250
------------------------------------------------------------------------------------------------
                                                                                 $     1,586,250
------------------------------------------------------------------------------------------------

TELECOMMUNICATION EQUIPMENT -- 1.1%

Marconi Corp. PLC, Series A, 8.00%, 4/30/08(5)                 $         4,800   $     4,718,045
Nortel Networks Ltd., 4.25%, 9/1/08                                      8,760         8,322,000
------------------------------------------------------------------------------------------------
                                                                                 $    13,040,045
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.1%

Petroleum Helicopters, Series B, 9.375%, 5/1/09                $           220   $       237,600
QDI LLC, (PIK), 12.50%, 6/15/08                                            975           390,000
QDI LLC, Jr. Sub. Notes, (PIK), 12.00%, 6/15/09(5)                         241            36,079
------------------------------------------------------------------------------------------------
                                                                                 $       663,679
------------------------------------------------------------------------------------------------

UTILITIES -- 2.4%

AES Eastern Energy, Series 99-A, 9.00%, 1/2/17                 $         2,700   $     2,931,518
El Paso Corp., Sr. Notes, 7.00%, 5/15/11                                12,815        10,860,713
Illinois Power, 7.50%, 6/15/09                                           2,660         2,899,400
National Waterworks, Inc., Series B,
10.50%, 12/1/12                                                          2,925         3,290,625

                       See notes to financial statements.

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
UTILITIES (CONTINUED)

Orion Power Holdings, Inc., Sr. Notes,
12.00%, 5/1/10                                                 $         6,490   $     7,495,950
------------------------------------------------------------------------------------------------
                                                                                 $    27,478,206
------------------------------------------------------------------------------------------------

UTILITY - ELECTRIC POWER GENERATION -- 4.1%

AES Corp., 10.00%, 7/15/05(5)                                  $         2,328   $     2,409,082
AES Corp., Sr. Notes, 8.75%, 6/15/08                                     5,860         6,094,400
AES Corp., Sr. Notes, 8.75%, 5/15/13(5)                                  3,535         3,791,288
AES Corp., Sr. Notes, 8.875%, 2/15/11                                      457           471,853
AES Corp., Sr. Notes, 9.00%, 5/15/15(5)                                  1,585         1,703,875
AES Corp., Sr. Notes, 9.375%, 9/15/10                                    1,069         1,138,485
AES Corp., Sr. Sub. Debs., 8.875%, 11/1/27                               1,040           884,000
AES Corp., Sr. Sub. Notes, 8.50%, 11/1/07                                6,945         6,927,638
Calpine Canada Energy Finance, Sr. Notes,
8.50%, 5/1/08                                                            4,940         3,655,600
Calpine Corp., 8.75%, 7/15/13(5)                                         6,815         6,269,800
Calpine Corp., Sr. Notes, 7.625%, 4/15/06                                1,590         1,295,850
Calpine Corp., Sr. Notes, 8.25%, 8/15/05                                 9,985         9,036,425
Calpine Corp., Sr. Notes, 8.50%, 7/15/10(5)                              1,420         1,306,400
Calpine Corp., Sr. Notes, 8.50%, 2/15/11                                 1,880         1,353,600
Calpine Corp., Sr. Notes, 10.50%, 5/15/06                                1,595         1,491,325
Reliant Resources, Inc., Sr. Notes, 9.50%, 7/15/13(5)                      385           344,575
------------------------------------------------------------------------------------------------
                                                                                 $    48,174,196
------------------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 0.0%

Allied Waste, Series B, 9.25%, 9/1/12                          $           305   $       344,650
------------------------------------------------------------------------------------------------
                                                                                 $       344,650
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 8.5%

American Tower Corp., 6.25%, 10/15/09(5)                       $         6,790   $     6,552,350
American Tower Corp., Sr. Notes, 9.375%, 2/1/09                         11,615        12,253,825
Centennial Cellular Communications, Sr. Notes,
10.125%, 6/15/13(5)                                                      8,110         8,474,950
Crown Castle International Corp., Sr. Disc. Notes,
11.25%, (0% until 2004), 8/1/11                                          1,465         1,494,300
Crown Castle International Corp., Sr. Notes,
9.50%, 8/1/11                                                            3,675         4,042,500
Crown Castle International Corp., Sr. Notes,
10.75%, 8/1/11                                                           1,195         1,347,363
Insight Midwest/Insight Capital, Sr. Notes,
10.50%, 11/1/10                                                          2,845         2,987,250
IWO Holdings, Inc., 14.00%, 1/15/11                                      7,490         1,348,200
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07             $         3,980   $     3,601,900
Level 3 Financing, Inc., Sr. Notes,
10.75%, 10/15/11(5)                                                      7,605         7,947,225
Nextel Communications, Inc., 6.00%, 6/1/11                               5,230         6,040,650
Nextel Communications, Inc., Sr. Notes,
7.375%, 8/1/15                                                             420           438,900
Nextel Partners, Inc., Sr. Notes, 8.125%, 7/1/11(5)                      4,105         4,238,413
Nextel Partners, Inc., Sr. Notes, 11.00%, 3/15/10                        5,030         5,595,875
Nextel Partners, Inc., Sr. Notes, 11.00%, 3/15/10                        2,365         2,631,063
Nextel Partners, Inc., Sr. Notes, 12.50%, 11/15/09                       5,610         6,535,650
NII Holdings Ltd., 13.00%, (0% until 2004), 11/1/09                      1,141         1,098,887
Ono Finance PLC, 13.00%, 5/1/09                                          2,850         2,582,813
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11                              3,672         3,364,470
PTC International Finance II SA, 11.25%, 12/1/09                         1,670         1,832,825
PTC International Finance II SA,
11.25%, 12/1/09                                         EUR              3,010         3,837,402
TSI Telecommunication, Series B, 12.75%, 2/1/09                          1,605         1,661,175
Ubiquitel Operating Co., 14.00%,
(0% to 2005), 5/15/10                                                    2,077         1,443,515
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13                        7,145         7,502,250
------------------------------------------------------------------------------------------------
                                                                                 $    98,853,751
------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 3.7%

Acceptance Escrow Corp., Sr. Notes,
10.00%, 8/1/11(5)                                              $         5,310   $     5,814,450
Cincinnati Bell, Inc., Sr. Sub. Notes,
8.375%, 1/15/14(5)                                                       2,085         2,160,581
Colt Telecom Group PLC, Sr. Disc. Notes,
12.00%, 12/15/06                                                         1,560         1,569,750
Qwest Capital Funding, 7.00%, 8/3/09                                     1,935         1,809,225
Qwest Capital Funding, 7.75%, 8/15/06                                    7,175         7,175,000
Qwest Capital Funding, 7.90%, 8/15/10                                    4,955         4,756,800
Qwest Services Corp., 13.50%, 12/15/10(5)                               16,490        19,334,525
U.S. West Communications, Debs., 7.20%, 11/10/26                           585           542,588
------------------------------------------------------------------------------------------------
                                                                                 $    43,162,919
------------------------------------------------------------------------------------------------

TOTAL CORPORATE BONDS & NOTES
   (IDENTIFIED COST $1,018,559,250)                                              $ 1,070,263,128
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

COMMON STOCKS AND WARRANTS -- 1.7%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
CHEMICALS -- 0.1%

Pioneer Companies, Inc., Common(6)                             $        67,381   $       339,600
------------------------------------------------------------------------------------------------
                                                                                 $       339,600
------------------------------------------------------------------------------------------------

ELECTRONICS - INSTRUMENTS -- 0.2%

DigitalNet Holdings, Inc.(6)                                   $       113,650   $     2,626,451
------------------------------------------------------------------------------------------------
                                                                                 $     2,626,451
------------------------------------------------------------------------------------------------

LODGING AND GAMING -- 0.0%

Peninsula Gaming LLC, Convertible Preferred
Membership Interests(6)(7)                                     $        25,351   $       152,107
------------------------------------------------------------------------------------------------
                                                                                 $       152,107
------------------------------------------------------------------------------------------------

PRINTING AND BUSINESS PRODUCTS -- 0.0%

Merrill Corp., Warrants, Class A, Exp. 1/1/10(4)(6)            $         9,547   $             0
------------------------------------------------------------------------------------------------
                                                                                 $             0
------------------------------------------------------------------------------------------------

RESTAURANTS -- 0.0%

New World Coffee, Warrants, Exp. 6/15/06(6)(7)                 $           557   $             6
New World Coffee, Warrants, Exp. 6/20/06(6)(7)                             687                 7
------------------------------------------------------------------------------------------------
                                                                                 $            13
------------------------------------------------------------------------------------------------

SEMICONDUCTORS -- 0.0%

Asat Finance, Warrants, Exp. 11/1/06(4)(6)                     $         5,660   $       146,707
------------------------------------------------------------------------------------------------
                                                                                 $       146,707
------------------------------------------------------------------------------------------------

SERVICES -- 0.0%

HF Holdings, Inc., Warrants, Exp. 9/27/09(4)(6)                $        13,600   $             0
------------------------------------------------------------------------------------------------
                                                                                 $             0
------------------------------------------------------------------------------------------------

TRANSPORTATION -- 0.0%

Quality Distribution, Inc., Warrants, Exp.
1/15/07(4)(6)                                                  $         3,266   $             0
VS Holdings, Inc., Common(6)(7)                                         88,916            66,687
------------------------------------------------------------------------------------------------
                                                                                 $        66,687
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 1.3%

American Tower Corp., Warrants, Exp. 8/1/08(6)                 $         5,070   $       712,335
NII Holdings, Inc., Class B(6)                                 $       123,452   $     9,516,915
NTL, Inc.(6)                                                            70,200         4,333,446
------------------------------------------------------------------------------------------------
                                                                                 $    14,562,696
------------------------------------------------------------------------------------------------

WIRELINE COMMUNICATION SERVICES -- 0.1%

Flag Telecom Group Ltd., Common(6)                             $        16,252   $     1,446,428
------------------------------------------------------------------------------------------------
                                                                                 $     1,446,428
------------------------------------------------------------------------------------------------

TOTAL COMMON STOCKS AND WARRANTS
   (IDENTIFIED COST $27,287,682)                                                 $    19,340,689
------------------------------------------------------------------------------------------------

CONVERTIBLE PREFERRED STOCKS -- 0.8%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
ENTERTAINMENT -- 0.2%

Six Flags, Inc.                                                         97,950   $     1,929,615
------------------------------------------------------------------------------------------------
                                                                                 $     1,929,615
------------------------------------------------------------------------------------------------

NETWORKING PRODUCTS -- 0.2%

Lucent Technologies Capital Trust I                                      2,610   $     2,842,812
------------------------------------------------------------------------------------------------
                                                                                 $     2,842,812
------------------------------------------------------------------------------------------------

OIL AND GAS - EQUIPMENT AND SERVICES -- 0.3%

Williams Cos., Inc.(5)                                                  45,592   $     2,997,674
------------------------------------------------------------------------------------------------
                                                                                 $     2,997,674
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.1%

Crown Castle International Corp.                                        33,970   $     1,447,971
------------------------------------------------------------------------------------------------
                                                                                 $     1,447,971
------------------------------------------------------------------------------------------------

TOTAL CONVERTIBLE PREFERRED STOCKS
   (IDENTIFIED COST $8,025,940)                                                  $     9,218,072
------------------------------------------------------------------------------------------------

PREFERRED STOCKS -- 1.7%

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
BROADCASTING AND CABLE -- 1.2%

CSC Holdings, Inc., Series M, 11.125%                                  136,138   $    14,294,490
------------------------------------------------------------------------------------------------
                                                                                 $    14,294,490
------------------------------------------------------------------------------------------------

                       See notes to financial statements.

SECURITY                                                       SHARES            VALUE
------------------------------------------------------------------------------------------------
CONTAINERS AND PACKAGING -- 0.1%

Owens-Illinois, Inc.                                                    52,895   $     1,574,155
------------------------------------------------------------------------------------------------
                                                                                 $     1,574,155
------------------------------------------------------------------------------------------------

WIRELESS COMMUNICATION SERVICES -- 0.4%

Rural Cellular Corp., 12.25% (PIK)                                       6,726   $     4,455,882
------------------------------------------------------------------------------------------------
                                                                                 $     4,455,882
------------------------------------------------------------------------------------------------

TOTAL PREFERRED STOCKS
   (IDENTIFIED COST $20,882,643)                                                 $    20,324,527
------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 0.3%

                                                               PRINCIPAL
                                                               AMOUNT
SECURITY                                                       (000'S OMITTED)   VALUE
------------------------------------------------------------------------------------------------
Investors Bank& Trust Company Time Deposit,
1.08%, 11/3/03                                                 $         3,070   $     3,070,000
------------------------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
   (AT AMORTIZED COST, $3,070,000)                                               $     3,070,000
------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.0%
   (IDENTIFIED COST $1,098,729,939)                                              $ 1,141,122,323
------------------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                           $    22,920,730
------------------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                             $ 1,164,043,053
------------------------------------------------------------------------------------------------

EUR - Euro Dollar

(1) Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately three years.

(2) Interest rates are periodically predetermined by a reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more major United States banks or (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR).

(3)  Defaulted security.

(4) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(6)  Non-income producing security.

(7)  Restricted security.

                       See notes to financial statements.

HIGH INCOME PORTFOLIO as of October 31, 2003
FINANCIAL STATEMENTS
STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2003

ASSETS

Investments, at value (identified cost, $1,098,729,939)                  $  1,141,122,323
Cash                                                                            2,350,057
Receivable for investments sold                                                20,168,163
Interest and dividends receivable                                              27,089,682
Receivable for open forward foreign currency contracts                             58,656
-------------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  1,190,788,881
-------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                                        $     26,642,840
Payable for Trustees' fees                                                            206
Accrued expenses                                                                  102,782
-------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $     26,745,828
-------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  1,164,043,053
-------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                  $  1,121,573,614
Net unrealized appreciation (computed on the basis of identified cost)         42,469,439
-------------------------------------------------------------------------------------------
TOTAL                                                                    $  1,164,043,053
-------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2003

INVESTMENT INCOME

Interest                                                                 $    107,442,277
Dividends                                                                       2,314,969
Miscellaneous                                                                     964,599
-------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $    110,721,845
-------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                   $      6,229,426
Trustees' fees and expenses                                                        23,073
Custodian fee                                                                     321,704
Legal and accounting services                                                      73,000
Miscellaneous                                                                     169,196
-------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $      6,816,399
-------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                    $    103,905,446
-------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     27,504,644
   Foreign currency and forward foreign currency exchange
   contract transactions                                                       (1,237,028)
-------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     26,267,616
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $    174,368,290
   Foreign currency and forward foreign currency exchange contracts               132,963
-------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $    174,501,253
-------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $    200,768,869
-------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $    304,674,315
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     YEAR ENDED          YEAR ENDED
                                                     OCTOBER 31, 2003    OCTOBER 31, 2002
-------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

From operations --
   Net investment income                             $    103,905,446    $    119,457,638
   Net realized gain (loss)                                26,267,616        (205,022,014)
   Net change in unrealized
      appreciation (depreciation)                         174,501,253          39,826,356
-------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                   $    304,674,315    $    (45,738,020)
-------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                     $    225,082,542    $    311,202,692
   Withdrawals                                           (255,366,876)       (562,562,133)
-------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                              $    (30,284,334)   $   (251,359,441)
-------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                $    274,389,981    $   (297,097,461)
-------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                 $    889,653,072    $  1,186,750,533
-------------------------------------------------------------------------------------------
AT END OF YEAR                                       $  1,164,043,053    $    889,653,072
-------------------------------------------------------------------------------------------

                       See notes to financial statements.

SUPPLEMENTARY DATA

                                                             YEAR ENDED OCTOBER 31,                        YEAR ENDED MARCH 31,
                                          ---------------------------------------------------------     --------------------------
                                              2003         2002(1)         2001          2000(2)           2000          1999
----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Ratios (As a percentage of average
  daily net assets):
   Expenses                                       0.66%        0.64%           0.67%           0.67%(3)        0.64%          0.65%
   Net investment income                         10.04%       10.38%          11.96%          11.46%(3)       10.54%         10.23%
Portfolio Turnover                                 122%          88%             83%             41%            113%           150%
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(4)                                  34.76%       (4.36)%            --              --              --             --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S OMITTED) $  1,164,043   $  889,653    $  1,186,751   $   1,163,806     $ 1,184,998   $  1,039,223
----------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio has adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began using the interest method to amortize premiums on fixed-income securities. The effect of this change for the year ended October 31, 2002 was to decrease the ratio of net investment income to average net assets from 10.59% to 10.38%. Ratios for the periods prior to November 1, 2001 have not been restated to reflect this change in presentation.

(2)  For the seven-month period ended October 31, 2000.

(3)  Annualized.

(4) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       See notes to financial statements.

HIGH INCOME PORTFOLIO as of October 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   High Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company which was organized as a trust under the laws of the state of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2003 Eaton Vance High Income Fund, Eaton Vance Floating-Rate High Income Fund and Eaton Vance Strategic Income Fund held an approximate 81.3%, 7.4% and 5.5% interest in the portfolio, respectively. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATIONS -- Investments listed on securities exchanges are valued at closing sale prices. Investments listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments (other than short-term obligations), including listed investments and investments for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates fair value. The Portfolio also invests in interests in senior floating rate loans (Senior Loans). The Portfolio's investment adviser, Boston Management and Research
   (BMR) a wholly owned subsidiary of Eaton Vance Management (EVM), has characterized certain Senior Loans as liquid based on a predetermined acceptable number and range of market quotations available. Such loans are valued on the basis of market valuations furnished by a pricing service. Investments for which there are no quotations or valuations are valued at fair value using methods determined in good faith by or at the direction of the Trustees. Other Senior Loans are valued at fair value by BMR under procedures established by the Trustees as permitted by section 2(a)(41).

   B INCOME -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount. Dividend income is recorded on ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

   C INCOME TAXES -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACTS -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   F FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

   G USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expense during the reporting period. Actual results could differ from those estimates.

   H OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of the securities sold.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by BMR, a wholly-owned subsidiary of EVM, as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended October 31, 2003, the fee was equivalent to 0.60% of the Portfolio's average daily net assets and amounted to $6,229,426. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2003, no significant amounts have been deferred.

3  INVESTMENTS

   The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $1,319,853,118 and $1,247,038,737, respectively, for the year ended October 31, 2003.

4  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2003.

5  FINANCIAL INSTRUMENTS

   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2003 is as follows:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

   SALES

                                          IN EXCHANGE
                                              FOR
   SETTLEMENT                              (IN U.S.     NET UNREALIZED
   DATE(S)                 DELIVER          DOLLARS)     APPRECIATION
   -------------------------------------------------------------------
   11/28/03                Euro Dollar
                             3,432,163    $ 4,043,088   $       58,656
   -------------------------------------------------------------------
                                          $ 4,043,088   $       58,656
   -------------------------------------------------------------------

6  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2003 as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                         $    1,103,510,146
   -----------------------------------------------------------
   Gross unrealized appreciation          $       88,606,145

   Gross unrealized depreciation                 (50,993,968)
   -----------------------------------------------------------
   NET UNREALIZED APPRECIATION            $       37,612,177
   -----------------------------------------------------------

7  RESTRICTED SECURITIES

   At October 31, 2003, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                   DATE OF
   DESCRIPTION                     ACQUISITION   SHARES/FACE      COST       FAIR VALUE
   --------------------------------------------------------------------------------------
   COMMON STOCKS AND WARRANTS

   New World Coffee, Warrants,
   Exp. 6/15/06                        9/15/02 -
                                       7/15/02           557   $         0   $        6

   New World Coffee, Warrants,
   Exp. 6/20/06                        9/30/02           687             0            7

   Peninsula Gaming LLC,
     Convertible Preferred
     Membership Interests              7/08/99        25,351             0      152,107

   VS Holdings, Inc., Common           4/03/02        88,916     1,111,000       66,687
   --------------------------------------------------------------------------------------
                                                               $ 1,111,000   $  218,807
   --------------------------------------------------------------------------------------

8  INTERESTHOLDER MEETING (UNAUDITED)

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                    INTEREST IN THE PORTFOLIO
   ------------------------------------------------------------
   NOMINEE FOR TRUSTEE              AFFIRMATIVE     WITHHOLD
   ------------------------------------------------------------
   Jessica M. Bibliowicz                    99%            1%
   Donald R. Dwight                         99%            1%
   James B. Hawkes                          99%            1%
   Samuel L. Hayes, III                     99%            1%
   William H. Park                          99%            1%
   Norton H. Reamer                         99%            1%
   Lynn A. Stout                            99%            1%
   ------------------------------------------------------------

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

HIGH INCOME PORTFOLIO as of October 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS OF HIGH INCOME PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Income Portfolio (the Portfolio) as of October 31, 2003 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the years in the four year period then ended, and for each of the years in the two year period ended March 31, 2000. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of October 31, 2003 by correspondence with the custodian, brokers and agent banks; where replies were not received from brokers and agent banks, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the High Income Portfolio at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the years in the four year period then ended and for each of the two years in the three year period ended March 31, 2000, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
December 16, 2003

EATON VANCE HIGH INCOME FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and High Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                          POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE       OFFICE AND                                   IN FUND COMPLEX
       NAME AND            TRUST AND       LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY
    DATE OF BIRTH        THE PORTFOLIO      SERVICE         DURING PAST FIVE YEARS       TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz       Trustee       Since 1998     Chairman, President and             192             Director of National
11/28/59                                                 Chief Executive Officer of                           Financial Partners
                                                         National Financial
                                                         Partners (financial
                                                         services company) (since
                                                         April 1999). President and
                                                         Chief Operating Officer of
                                                         John A. Levin & Co.
                                                         (registered investment
                                                         adviser) (July 1997 to
                                                         April 1999) and a Director
                                                         of Baker, Fentress &
                                                         Company, which owns
                                                         John A. Levin & Co. (July
                                                         1997 to April 1999).
                                                         Ms. Bibliowicz is an
                                                         interested person because
                                                         of her affiliation with a
                                                         brokerage firm.

James B. Hawkes             Trustee     Trustee of the   Chairman, President and             194              Director of EVC
11/9/41                                   Trust since    Chief Executive Officer of
                                         1991; of the    BMR, EVC, EVM and EV;
                                        Portfolio since  Director of EV; Vice
                                             1992        President and Director of
                                                         EVD. Trustee and/or
                                                         officer of 194 registered
                                                         investment companies in
                                                         the Eaton Vance Fund
                                                         Complex. Mr. Hawkes is an
                                                         interested person because
                                                         of his positions with BMR,
                                                         EVM, EVC and EV, which are
                                                         affiliates of the Trust
                                                         and the Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III        Trustee     Trustee of the   Jacob H. Schiff Professor of        194           Director of Tiffany & Co.
2/23/35                                   Trust since    Investment Banking Emeritus,                      (specialty retailer) and
                                         1986; of the    Harvard University Graduate                            Telect, Inc.
                                        Portfolio since  School of Business                                  (telecommunication
                                             1993        Administration.                                      services company)

William H. Park             Trustee       Since 2003     President and Chief                 191                     None
9/19/47                                                  Executive Officer, Prizm
                                                         Capital Management, LLC
                                                         (investment management
                                                         firm) (since 2002).
                                                         Executive Vice President
                                                         and Chief Financial
                                                         Officer, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms)
                                                         (1982-2001).

Ronald A. Pearlman          Trustee       Since 2003     Professor of Law,                   191                     None
7/10/40                                                  Georgetown University Law
                                                         Center (since 1999). Tax
                                                         Partner Covington &
                                                         Burling, Washington, DC
                                                         (1991-2000).

                          POSITION(S)       TERM OF                                  NUMBER OF PORTFOLIOS
                           WITH THE       OFFICE AND                                   IN FUND COMPLEX
       NAME AND            TRUST AND       LENGTH OF       PRINCIPAL OCCUPATION(S)       OVERSEEN BY
    DATE OF BIRTH          PORTFOLIO        SERVICE         DURING PAST FIVE YEARS       TRUSTEE(1)        OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S)(CONTINUED)

Norton H. Reamer            Trustee     Trustee of the   President and Chief                 194                     None
9/21/35                                   Trust since    Executive Officer of Asset
                                         1984; of the    Management Finance Corp.
                                        Portfolio since  (a specialty finance
                                             1993        company serving the
                                                         investment management
                                                         industry) (since
                                                         October 2003). President,
                                                         Unicorn Corporation (an
                                                         investment and financial
                                                         advisory services company)
                                                         (since September 2000).
                                                         Formerly, Chairman,
                                                         Hellman, Jordan Management
                                                         Co., Inc. (an investment
                                                         management company)
                                                         (2000-2003). Formerly,
                                                         Advisory Director of
                                                         Berkshire Capital
                                                         Corporation (investment
                                                         banking firm) (2002-2003).
                                                         Formerly, Chairman of the
                                                         Board, United Asset
                                                         Management Corporation (a
                                                         holding company owning
                                                         institutional investment
                                                         management firms) and
                                                         Chairman, President and
                                                         Director, UAM Funds
                                                         (mutual funds)
                                                         (1980-2000).

Lynn A. Stout               Trustee       Since 1998     Professor of Law,                   194                     None
9/14/57                                                  University of California
                                                         at Los Angeles School of
                                                         Law (since July 2001).
                                                         Formerly, Professor of
                                                         Law, Georgetown University
                                                         Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                             POSITION(S)           TERM OF
                              WITH THE           OFFICE AND
      NAME AND                TRUST AND           LENGTH OF              PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH            THE PORTFOLIO          SERVICE                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.     President of the Trust   Since 2002    Executive Vice President of EVM, BMR, EVC and
5/31/58                                                        EV; Chief Investment Officer of EVM and BMR and
                                                               Director of EVC. Chief Executive Officer of
                                                               Belair Capital Fund LLC, Belcrest Capital Fund
                                                               LLC, Belmar Capital Fund LLC, Belport Capital
                                                               Fund LLC and Belrose Capital Fund LLC (private
                                                               investment companies sponsored by EVM). Officer
                                                               of 53 registered investment companies managed
                                                               by EVM or BMR.

William H. Ahern, Jr.       Vice President       Since 1995    Vice President of EVM and BMR. Officer of 35
7/28/59                      of the Trust                      registered investment companies managed by EVM
                                                               or BMR.

Thomas J. Fetter            Vice President       Since 1997    Vice President of EVM and BMR. Trustee and
8/20/43                      of the Trust                      President of The Massachusetts Health &
                                                               Education Tax-Exempt Trust. Officer of 127
                                                               registered investment companies managed by EVM
                                                               or BMR.

Thomas P. Huggins           Vice President       Since 2000    Vice President of EVM and BMR. Officer of 8
3/7/66                     of the Portfolio                    registered investment companies managed by EVM
                                                               or BMR.

Michael R. Mach             Vice President       Since 1999    Vice President of EVM and BMR. Previously,
7/15/47                      of the Trust                      Managing Director and Senior Analyst for
                                                               Robertson Stephens (1998-1999). Officer of 25
                                                               registered investment companies managed by EVM
                                                               or BMR.

Robert B. MacIntosh         Vice President       Since 1998    Vice President of EVM and BMR. Officer of 127
1/22/57                      of the Trust                      registered investment companies managed by EVM
                                                               or BMR.

Duncan W. Richardson        Vice President       Since 2001    Senior Vice President and Chief Equity
10/26/57                     of the Trust                      Investment Officer of EVM and BMR. Officer of
                                                               41 registered investment companies managed by
                                                               EVM or BMR.

Walter A. Row, III          Vice President       Since 2001    Director of Equity Research and a Vice
7/20/57                      of the Trust                      President of EVM and BMR. Officer of 22
                                                               registered investment companies managed by EVM
                                                               or BMR.

Judith A. Saryan            Vice President       Since 2003    Vice President of EVM and BMR. Previously,
8/21/54                      of the Trust                      Portfolio Manager and Equity Analyst for State
                                                               Street Global Advisers (1980-1999). Officer of
                                                               24 registered investment companies managed by
                                                               EVM or BMR.

                             POSITION(S)           TERM OF
                              WITH THE           OFFICE AND
      NAME AND                TRUST AND           LENGTH OF               PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH            THE PORTFOLIO          SERVICE                DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES (CONTINUED)

Susan Schiff                Vice President       Since 2002     Vice President of EVM and BMR. Officer of 26
3/13/61                      of the Trust                       registered investment companies managed by EVM
                                                                or BMR.

Michael W. Weilheimer         President          Since 2002(2)  Vice President of EVM and BMR. Officer of 10
2/11/61                    of the Portfolio                     registered investment companies managed by EVM
                                                                or BMR.

Alan R. Dynner                 Secretary         Since 1997     Vice President, Secretary and Chief Legal
10/10/40                                                        Officer of BMR, EVM, EVD, EV and EVC. Officer
                                                                of 194 registered investment companies managed
                                                                by EVM or BMR.

Barbara E. Campbell           Treasurer          Since 2002(2)  Vice President of EVM and BMR. Officer of 194
6/19/57                    of the Portfolio                     registered investment companies managed by EVM
                                                                or BMR.

James L. O'Connor       Treasurer of the Trust   Since 1989     Vice President of BMR, EVM and EVD. Officer of
4/1/45                                                          115 registered investment companies managed by
                                                                EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Weilheimer served as Vice President of the Portfolio since 1995 and Ms. Campbell served as Assistant Treasurer of the Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                                       32
ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation

("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)         Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)      Treasurer's Section 302 certification.
(a)(2)(ii)     President's Section 302 certification.
(b)            Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


HIGH INCOME PORTFOLIO


By:    /s/ Michael W. Weilheimer
       ---------------------------------
       Michael W. Weilheimer
       President


Date:  December 16, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:     /s/ Barbara E. Campbell
       ---------------------------------
       Barbara E. Campbell
       Treasurer


Date:  December 16, 2003
       -----------------


By:     /s/ Michael W. Weilheimer
       ---------------------------------
       Michael W. Weilheimer
       President


Date:  December 16, 2003
       -----------------